LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	$ 1,827	$ 2,965
60-89 Days Past Due	399	1,312
Greater than 90 Days Past Due	24	554
Non-accrual	6,577	2,974
Total Past Due and Non-accrual	8,827	7,805
Loans Not Past Due	529,478	460,850
Commercial
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	92	49
Non-accrual	25
Total Past Due and Non-accrual	117	49
Loans Not Past Due	47,068	34,605
Real estate construction
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due		175
Non-accrual	142
Total Past Due and Non-accrual	142	175
Loans Not Past Due	16,796	11,002
1-4 family residential
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	1,531	1,981
60-89 Days Past Due	232	1,285
Greater than 90 Days Past Due	23	314
Non-accrual	1,390	1,171
Total Past Due and Non-accrual	3,176	4,751
Loans Not Past Due	186,282	189,637
Multi-family residential
Aging of recorded investment in past due and non-accrual loans
60-89 Days Past Due	131
Non-accrual	264	275
Total Past Due and Non-accrual	395	275
Loans Not Past Due	34,020	16,145
Non-farm & non-residential
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	67	503
Non-accrual	380	803
Total Past Due and Non-accrual	447	1,306
Loans Not Past Due	161,375	125,485
Agricultural
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	7	155
60-89 Days Past Due	11
Greater than 90 Days Past Due		232
Non-accrual	4,371	717
Total Past Due and Non-accrual	4,389	1,104
Loans Not Past Due	66,956	66,898
Consumer
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	130	102
60-89 Days Past Due	25	27
Greater than 90 Days Past Due	1	8
Non-accrual	5	8
Total Past Due and Non-accrual	161	145
Loans Not Past Due	16,702	16,920
Other
Aging of recorded investment in past due and non-accrual loans
Loans Not Past Due	$ 279	$ 158